INCOME TAX	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Disclosure of income tax [text block]
NOTE 19 – INCOME TAX

19.1.	Components of the income tax expense:

The expense for income tax for the years ended on December 31, 2017, 2016 and 2015 comprise the following:

	December 31, 2017		December 31, 2016		December 31, 2015
Current period income tax	Ps.	1,276,458	Ps.	1,264,066	Ps.	1,190,949
Income tax surcharge		151,980		-		-
CREE tax		-		295,324		356,475
CREE surcharge		-		193,425		200,965
Subtotal current period taxes		1,428,438		1,752,815		1,748,389
Prior years adjustments (1)		(117,568)		(13,440)		(19,282)
Adjustment due to uncertain tax positions in prior years		(7,367)		(31,067)		3,542
Deferred taxes		449,291		348,601		146,321
Total	Ps.	1,752,794	Ps.	2,056,909	Ps.	1,878,970

(1) Includes a Ps. 109,632 tax recovery at Banco de Bogotá for the years 2014, 2015 and 2016

19.2	Reconciliation of the Nominal Tax Rate and the Effective tax Rate:

The following are the basic parameters in force with respect to income tax:

In Colombia

Colombian regulation for income tax and related taxes applicable during 2017 include the following:

•
Taxable income is taxed at a rate of 34% in the year 2017 and 33% in 2018 and subsequent years. And additional income tax surcharge of 6% was created in 2017 and 4% in 2018, for those companies with taxable incomes exceeding Ps. 800.

•	Gains on the sale or disposal of non-current assets held for more than two years is taxed at 10%.

•
The taxable income for income tax may not be less than 3.5% of each of our tax-declaring companies’ net equity at the end of the preceding year. When the taxable income is less than that this percentage, the difference, known as “presumptive income”, can be offset by taxable income over the following five years.

•
Tax loss-carry forwards incurred prior to 2017 may be offset on the same terms applicable for 2016, but they may not be fiscally readjusted. Tax loss carry-forwards incurred since 2017 may be offset against company taxable income over the following twelve years.

•
As of 2017 the companies’ taxable income will be determined based in the new accounting regulation in force in Colombia since January 1, 2015. However, the new tax regulation also includes special income tax rules for several transactions.

•
Corporate tax returns are in firm by tax authorities three years after the filing date, however if tax loss carry forward are used to offset the taxable income, this term is six years after the filing date.

Colombian regulation for income tax and related taxes applicable until 2016 include the following:

•	Taxable income was taxed at rate of 25% and income tax CREE is taxed at rate of 9% with an additional of 6% in 2016 and 5% in 2015.

•	Tax loss carry forward incurred since 2007, fiscally readjusted, may be offset with future taxable income at any time, for both income tax and CREE.

•
The taxable income of the companies may not be lower than 3% of fiscal equity at the end of the preceding year; and if the taxable income is lower than that base, the difference may be deducted from taxable income within five years of its occurrence, as “excess of presumptive income”.

•	The taxable income is determined on the basis of accounting rules applicable in Colombia up to December 31, 2014, prior to the partial introduction of the IFRS framework in Colombian regulations.

•
Corporate tax returns are in firm by tax authorities two years after the filing date, however if  tax loss carry forward are used to offset the taxable income, this term is five years after the filing date.

In other countries

Given that our subsidiary Leasing Bogotá Panamá has an international license it has a tax rate of 0%. The subsidiaries in Guatemala are taxed at a rate of 25%; the subsidiaries in El Salvador, Honduras, Costa Rica, Nicaragua and Mexico are taxed at a rate of 30% and the subsidiaries with a local license in Panamá are taxed at a rate of 25%.

Below is the detailed reconciliation between total expenses of the income tax of Grupo Aval calculated at the applicable enacted tax rate and the tax expense recognized in the statement of income for the years ended on December 31, 2017, 2016 and 2015:

	Years ended on:
	December 31, 2017		December 31, 2016		December 31, 2015
Profit before income tax	Ps.	4,915,227	Ps.	5,573,845	Ps.	5,224,656
Enacted tax rate in Colombia		40%		40%		39%
Theoretical income tax expense		1,966,091		2,229,538		2,037,616
Nondeductible expenses		387,933		339,803		298,773
Tax losses considered non recoverable for income tax purpose		96,266		140,904		-
Presumptive income considered non recoverable for income tax purpose		7,991		45,385		28,954
Wealth tax		40,762		107,051		118,245
Nontaxable dividends		(19,587)		(15,655)		(47,883)
Nontaxable income under equity method in associates		(68,026)		(56,306)		(91,572)
Profit (loss) on sales or appraisal of investment		(16,584)		(71,669)		(7,697)
Nontaxable interest income and other income		(137,312)		(150,714)		(61,561)
Other nontaxable income		(155,010)		(83,742)		(75,171)
Revenues taxable at different tax rate		(658)		(14,983)		(5,602)
Difference from expenses deductibles at different tax rate		(11,822)		(4,679)		6,971
Tax benefits in the acquisition of property and equipment		(20,585)		(66,245)		(67,574)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		(200,661)		(143,109)		(66,729)
Effect on the deferred income tax due to changes in tax rates		(38,574)		(96,232)		(71,962)
Expenses considered non recoverable for deferred income tax purposes		-		1,465		11,598
Prior year adjustments		(117,568)		(13,440)		(44,581)
Adjustments due to uncertain tax positions in previous year		(7,367)		(31,067)		28,374
Other		47,505		(59,396)		(111,229)
Total tax expense of the year	Ps.	1,752,794	Ps.	2,056,909	Ps.	1,878,970
Effective income tax rate		35.66%		36.90%		35.96%

19.3	Tax Losses and excess of Presumptive Income:

As of December 31, 2017 and 2016, following table shows the detail of the tax loss carry forward and excess of presumptive income over taxable income of the entities of Grupo Aval which are not recognized as deferred tax assets.

	December 31, 2017		December 31, 2016
Tax loss carry forwards expiring on:

December 31, 2019		4,732		-
December 31, 2020		1,758		-
December 31, 2029		3,107		-
December 31, 2030		160,084		-
Without expiration date		484,376		397,869
Subtotal		654,057		397,869

Excess of presumptive income expiring on:
December 31, 2017		-		5,041
December 31, 2018		43,668		43,307
December 31, 2019		64,590		83,871
December 31, 2020		48,170		54,150
December 31, 2021		64,998		49,600
December 31, 2022		46,727		-
Subtotal		268,153		235,969
Total	Ps.	922,210	Ps.	633,838

19.4	Deferred Taxes of Subsidiaries Companies:

Grupo Aval did not record deferred income tax liabilities related to temporary differences on investments in subsidiaries, corresponding to earnings from such affiliates of Ps. 6,613,585 and Ps. 6,109,113, as of December 31, 2017 and 2016, respectively. The foregoing due to the fact that: i) Grupo Aval has control over the subsidiaries and consequently it controls the reversion of such temporary differences; and ii) Grupo Aval does not foresee its realization in the near term.

19.5	Deferred taxes by Type of Temporary Difference:

The differences between the carrying value of the assets and liabilities and their tax bases give rise to the following temporary differences which result in deferred taxes, calculated and recorded in the years ended on December 31, 2017, 2016 and 2015, based on current tax regulations as references for the years wherein such temporary differences will be reverted:

Year ended on December 31, 2017

	Balance as of December 31, 2016		Credited (charged) to profit or loss		Credited (charged) to OCI		Reclassifications		Balance as of December 31, 2017
Deferred tax assets
Debt securities at fair value	Ps.	62,627	Ps.	(30,580)	Ps.	(23,966)	Ps.	-	Ps.	8,081
Equity securities at fair value		1,583		(1,254)		(321)		-		8
Derivative instruments		78,740		(41,935)		-		-		36,805
Accounts receivable		16,278		(15,589)		-		10		699
Differences between the accounting and tax bases of loans and receivables		6,014		65,924		-		-		71,938
Allowance for impairment on loans and receivables		105,573		(39,446)		-		-		66,127
Allowance for other accounts receivable		6,219		(1,570)		-		-		4,649
Financial assets in concession contracts		25,837		2,571		-		128		28,536
Differences between accounting and tax basis of foreclosed assets		4,846		13,315		-		-		18,161
Differences between accounting and tax basis of the cost in property, plant and equipment		296,269		68,271		-		-		364,540
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		5,699		6,294		-		-		11,993
Biological assets		101		68		-		-		169
Differences between accounting and tax basis of deferred charges and of intangible assets		113,817		30,922		-		886		145,625
Tax losses carry forward		385,855		(53,556)		-		55		332,354
Surplus of presumptive income		19,480		(16,952)		-		-		2,528
Provisions		212,695		(17,649)		-		2,917		197,963
Employee benefits		104,606		(29,658)		23,976		-		98,924
Deferred income		113,380		(113,380)		-		-		-
Lease agreements		9.160		(1,118)		-		-		8,042
Other		69,022		52,233		935		1,455		123,645
Subtotal	Ps.	1,637,801	Ps.	(123,089)	Ps.	624	Ps.	5,451	Ps.	1,520,787

Defered tax liabilities
Debt securities at fair value	Ps.	(27,278)	Ps.	29,105	Ps.	(46,319)	Ps.	-	Ps.	(44,492)
Equity securities at fair value		(122,513)		302		33		952		(121,226)
Derivative instruments		(67,974)		(15,190)		(4,361)		-		(87,525)
Accounts receivable		(260,621)		(46,335)		-		-		(306,956)
Differences between the accounting and tax bases of loans and receivables		(268,747)		(53,999)		-		-		(322,746)
Allowance for impairment on loans and receivables		(275,785)		(122,053)		-		-		(397,838)
Differences between accounting and tax basis of foreclosed assets		(46,783)		(25,426)		-		-		(72,209)
Provision for foreclosed assets		(37,798)		(3,856)		-		-		(41,654)
Differences between the accounting and tax base for property plant and equipment costs		(400,180)		36,404		-		(38)		(363,814)
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		(209,549)		30,948		-		(1,276)		(179,877)
Differences between accounting and tax basis of deferred charges and of intangible assets		(60,598)		(47,123)		-		-		(107,721)
Provisions		(471)		(62)		116		(158)		(575)
Goodwill		(86,036)		(83,639)		-		-		(169,675)
Deferred Income		(34,613)		(5,921)		-		-		(40,534)
Financial assets in concession arrangements		(718,496)		20,548		-		(2,790)		(700,738)
Biological assets		(6,806)		(9,777)		-		-		(16,583)
Other		(65,400)		(30,128)		(11,053)		2,537		(104,044)
Subtotal	Ps.	(2,689,648)	Ps.	(326,202)	Ps.	(61,584)	Ps.	(773)	Ps.	(3,078,207)
Net	Ps.	(1,051,847)	Ps.	(449,291)	Ps.	(60,960)	Ps.	4,678	Ps.	(1,557,420)

Year ended on December 31, 2016

	Balance as of December 31, 2015		Credited (charged) to profit or loss		Credited (charged) to OCI		Reclassifications		Balance as of December 31, 2016
Deferred tax assets
Debt securities at fair value	Ps.	290,465	Ps.	(5,459)	Ps.	(212,090)	Ps.	(10,289)	Ps.	62,627
Equity securities at fair value		323		(26,416)		27,676		-		1,583
Derivative instruments		518,992		(223,831)		(165,894)		(50,527)		78,740
Accounts receivable		7,852		8,426		-		-		16,278
Differences between the accounting and tax bases of loans and receivables		5,652		362		-		-		6,014
Allowance for impairment on loans and receivables		96,054		9,679		-		(160)		105,573
Allowance for other accounts receivable		18,119		(11,900)		-		-		6,219
Financial assets in concession contracts		12,096		13,741		-		-		25,837
Differences between accounting and tax basis of foreclosed assets		13,326		(8,480)		-		-		4,846
Differences between accounting and tax basis of the cost in property, plant and equipment		58,505		237,739		-		25		296,269
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		5,415		284		-		-		5,699
Biological assets		369		(268)		-		-		101
Differences between accounting and tax basis of deferred charges and of intangible assets		77,055		37,167		-		(405)		113,817
Tax losses carry forward		527,153		(140,623)		-		(675)		385,855
Surplus of presumptive income		166,116		(146,636)		-		-		19,480
Provisions		146,578		60,716		5,706		(305)		212,695
Employee benefits		101,224		(5,718)		8,677		423		104,606
Goodwill		6,947		(6,947)		-		-		-
Deferred income		35,857		77,523		-		-		113,380
Lease agreements		8,414		746		-		-		9.160
Other		174,966		(107,102)		-		1,158		69,022
Subtotal	Ps.	2,271,478	Ps.	(236,997)	Ps.	(335,925)	Ps.	(60,755)	Ps.	1,637,801

Deffered tax liabilities
Debt securities at fair value		(19,943)		44,338		(51,673)		-		(27,278)
Equity securities at fair value		(104,317)		(9,072)		13,059		(154)		(100,484)
Derivative instruments		(333,317)		240,468		(21,586)		46,461		(67,974)
Accounts receivable		-		(260,621)		-		-		(260,621)
Differences between the accounting and tax bases of loans and receivables		(238,492)		(30,255)		-		-		(268,747)
Allowance for impairment on loans and receivables		(227,336)		(48,449)		-		-		(275,785)
Differences between accounting and tax basis of foreclosed assets		(83,774)		36,991		-		-		(46,783)
Provision for foreclosed assets		(15,198)		(22,600)		-		-		(37,798)
Differences between the accounting and tax base for property plant and equipment costs		(355,478)		(44,865)		-		163		(400,180)
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		(227,591)		18,114		-		(72)		(209,549)
Differences between accounting and tax basis of deferred charges and of intangible assets		(60,003)		(595)		-		-		(60,598)
Unrealized profits of foreign subsidiaries		(38,209)		16,180		-		-		(22,029)
Provisions		(1,961)		1,490		-		-		(471)
Goodwill		(42,822)		(43,214)		-		-		(86,036)
Deferred Income		(26,940)		(7,673)		-		-		(34,613)
Financial assets in concession arrangements		(627,666)		(90,830)		-		-		(718,496)
Biological assets		(17,578)		3,320		-		7,452		(6,806)
Other		(152,824)		85,669		-		1,755		(65,400)
Subtotal	Ps.	(2,573,449)	Ps.	(111,604)	Ps.	(60,200)	Ps.	55,605	Ps.	(2,689,648)
Net	Ps.	(301,971)	Ps.	(348,601)	Ps.	(396,125)	Ps.	(5,150)	Ps.	(1,051,847)

Year ended on December 31, 2015

	Balance as of December 31, 2014		Credited (charged) to profit or loss		Credited (charged) to OCI		Reclassifications		Balance as of December 31, 2015
Deferred tax assets
Debt securities at fair value	Ps.	17,317	Ps.	240,415	Ps.	263,532	Ps.	(230,799)	Ps.	290,465
Equity securities at fair value		7,505		(1,082)		-		(6,100)		323
Derivatives instruments		555,521		(159,875)		(19,044)		142,390		518,992
Differences between the accounting and tax bases of the loans and receivables		30,998		(26,337)		-		991		5,652
Account receivable		-		7,852		-		-		7,852
Allowance for impairment on loans and receivables		102,662		12,503		-		(19,111)		96,054
Allowance for other accounts receivable		1,897		(1,730)		-		17,952		18,119
Financial asset in concession contracts		11,341		588		-		167		12,096
Differences between accounting and tax basis of goods received as payment		30,180		(16,854)		-		-		13,326
Differences between accounting and tax basis of the cost in property, plant and equipment		39,561		21,074		-		(2,130)		58,505
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		6,938		(1,526)		-		3		5,415
Biological assets		4,580		(4,211)		-		-		369
Differences between accounting and tax basis of deferred charges of intangible assets		59,354		17,701		-		-		77,055
Tax losses carry forward		45,601		3,020		478,532		-		527,153
Surplus of presumptive income		16,147		(13,249)		163,218		-		166,116
Provisions		126,762		23,070		-		(3,254)		146,578
Employee benefits		104,872		3,927		(7,251)		(324)		101,224
Goodwill		6,947		-		-		-		6,947
Deferred Income		8,092		30,574		-		(2,809)		35,857
Lease agreements		7,315		1,099		-		-		8,414
Other		180,108		(68,038)		-		62,896		174,966
Subtotal	Ps.	1,363,698	Ps.	68,921	Ps.	878,987	Ps.	(40,128)	Ps.	2,271,478

Deffered tax liabilities
Debt securities at fair value		9,509		(243,790)		-		214,338		(19,943)
Equity securities at fair value		(103,469)		103		-		(951)		(104,317)
Derivatives instruments		(346,677)		149,307		-		(135,947)		(333,317)
Differences between the accounting and tax bases of the loans and receivables		(77,205)		(27,030)		-		(134,257)		(238,492)
Allowance for impairment on loans and receivables		(366,953)		5,457		-		134,160		(227,336)
Differences between the accounting and tax base of goods received as payment		(60,587)		(44,414)		-		21,227		(83,774)
Provision for goods received as payment		(10,070)		(5,151)		-		23		(15,198)
Differences between the accounting and tax base for property plant and equipment costs		(453,088)		98,866		-		(1,256)		(355,478)
Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment		(207,123)		(23,775)		-		3,307		(227,591)
Differences between accounting and tax basis of deferred charges of intangible assets		(33,639)		(26,364)		-		-		(60,003)
Profits not carried as investments in subsidiaries		(17,974)		(20,235)		-		-		(38,209)
Provisions		(24,468)		18,448		-		4,059		(1,961)
Goodwill		(23,166)		(19,656)		-		-		(42,822)
Accumulative translation adjustment in foreign operations		(22,661)		(7,088)		-		2,809		(26,940)
Financial and intangible assets in concession contracts		(484,105)		(143,561)		-		-		(627,666)
Biological assets		(10,098)		(7,480)		-		-		(17,578)
Other		(137,604)		81,121		-		(96,340)		(152,823)
Subtotal	Ps.	(2,369,378)	Ps.	(215,242)	Ps.	-	Ps.	11,171	Ps.	(2,573,449)
Net	Ps.	(1,005,680)	Ps.	(146,321)	Ps.	878,987	Ps.	(28,957)	Ps.	(301,971)

The Group offsets deferred tax assets and liabilities by entity and tax authority, considering the application of the tax provisions in Colombia and other countries in which the legal right to offset tax assets and liabilities and other requirements in IAS 12, according to the following breakdown:

December 31, 2017	Gross Deferred tax amounts		Offset		Balances on Statement of financial position
Deferred tax asset	Ps.	1,520,787	Ps.	(1,381,364)	Ps.	139,423
Deferred tax liability		(3,078,207)		1,381,364		(1,696,843)
Net	Ps.	(1,557,420)	Ps.	-	Ps.	(1,557,420)

December 31, 2016	Gross Deferred tax amounts		Offset		Balances on Statement of financial position
Deferred tax asset	Ps.	1,637,801	Ps.	(1,442,839)	Ps.	194,962
Deferred tax liability		(2,689,648)		1,442,839		(1,246,809)
Net	Ps.	(1,051,847)	Ps.	-	Ps.	(1,051,847)

19.6	Effect of the current and deferred taxes in each component of other comprehensive income in equity:

The effects of the current and deferred taxes in each component of other comprehensive income is detailed below during the years ended on December 31, 2017, 2016 and 2015:

	December 31, 2017
	Amount before taxes		Current tax expense (Income)		Deferred tax expense (income)		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	(47,197)	Ps.	-	Ps.	-	Ps.	(47,197)
Hedging derivatives in foreign currency		16,832		-		(5,554)		11,278
Hedging financial liabilities in foreign currency		30,568		-		(11,065)		19,503
Cash Flow hedging		(2,340)		-		969		(1,371)
Foreign currency translation differences for foreign operations		(91,497)		(12,657)		956		(103,198)
Debt financial instruments		284,480		-		(69,743)		214,737
Equity financial instruments		57,245		-		(720)		56,525
Investment in associates and joint ventures		1,128		-		116		1,244
Actuarial gains (losses) from defined benefit pension plans		(100,232)		-		24,081		(76,151)
Total “other comprehensive income” during the period	Ps.	148,987	Ps.	(12,657)	Ps.	(60,960)	Ps.	75,370

	December 31, 2016
	Amount before taxes		Current tax expense (Income)		Deferred tax expense (income)		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	(475,000)	Ps.	-	Ps.	-	Ps.	(475,000)
Hedging derivatives in foreign currency		291,506		47,419		(187,480)		151,445
Hedging financial liabilities in foreign currency		35,819		(23,854)		-		11,965
Cash Flow hedging		17,967		-		-		17,967
Foreign currency translation differences for foreign operations		(125,161)		8,204		-		(116,957)
Debt financial instruments		948,212		-		(263,763)		684,449
Equity financial instruments		34,509		-		40,735		75,244
Investment in associates and joint ventures		(20,061)		-		-		(20,061)
Actuarial gains (losses) from defined benefit pension plans		(41,228)		-		14,383		(26,845)
Total “other comprehensive income” during the period	Ps.	666,563	Ps.	31,769	Ps.	(396,125)	Ps.	302,207

	December 31, 2015
	Amount before taxes		Current tax expense (income)		Deferred tax expense (income)		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	2,366,849	Ps.	(37,861)	Ps.	-	Ps.	2,328,988
Hedging derivatives in foreign currency		(1,683,346)		89,960		629,531		(963,855)
Hedging financial liabilities in foreign currency		(755,431)		267,528		-		(487,903)
Cash Flow hedging		17,500		-		(6,825)		10,675
Foreign currency translation differences for foreign operations		24,878		-		-		24,878
Debt financial instruments		(922,083)		-		263,532		(658,551)
Equity financial instruments		(6,548)		-		-		(6,548)
Investment in associates and joint ventures		31,964		-		-		31,964
Actuarial gains (losses) from defined benefit pension plans		6,162		-		(7,251)		(1,089)
Total “other comprehensive income” during the period	Ps.	(920,055)	Ps.	319,627	Ps.	878,987	Ps.	278,559

19.7	Uncertainties in Open Tax Positions

As of December 31, 2017 and 2016, Grupo Aval recognized tax uncertainty liabilities for Ps. 94,692 and Ps. 104,156 respectively, uncertain tax positions corresponding to expenses of employees’ benefits, considered deductible, and which, according to decisions of the tax authorities, uncertainties taken for human resources and public relations could be considered as non-deductible. Grupo Aval estimates those exposures are likely to be required and rejected by the tax authorities. These tax positions cannot be deducted with future taxes.

Uncertainties on open tax positions of the four banks of Grupo Aval are as follows:

Bank	December 31, 2017		December 31, 2016
Bogotá	Ps.	86,592	Ps.	66,428
Occidente		7,657		31,463
Popular		443		338
Villas		-		5,927
Total	Ps.	94,692	Ps.	104,156

Penalties and interests are accumulated and recognized as operating expenses.

The roll-forward of tax uncertainties during the years ended on December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at the beginning of the year	Ps.	104,156	Ps.	145,968	Ps.	114,627
Provisions increase during the year		18,039		31,039		30,191
Provisions used		(873)		(1,867)		(1,145)
Amounts reversed due to provisions not used		(32,010)		(73,084)		(25,259)
Financial cost		7,477		12,098		7,541
Foreign exchange adjustments		(2,097)		(9,998)		20,013
Balance at the end of the year	Ps.	94,692	Ps.	104,156	Ps.	145,968

The balance as of December 31, 2017 and 2016 is expected to be completely used or released once the inspection rights from the tax authorities regarding tax returns expire, as follows:

Year	December 31, 2017		December 31, 2016
2017		-		10,027
2018		3,484		11,057
2019		3,109		13,670
2020		21,579		23,926
2021		23,902		24,413
2022		23,034		19,681
2023		18,250		1,382
2024		1,334		-
Total	Ps.	94,692	Ps.	104,156